SHARE-BASED PAYMENTS	12 Months Ended
Jun. 30, 2018
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
15.	SHARE-BASED PAYMENTS

(a)	Recognised share-based payment expense

From time to time, the Group provides Incentive Options and Performance Rights to officers, employees, consultants and other key advisors as part of remuneration and incentive arrangements. The number of options or rights granted, and the terms of the options or rights granted are determined by the Board. Shareholder approval is sought where required.

During the past three years, the following equity-settled share-based payments have been recognised:
	2018	2017	2016
	US$	US$	US$
(Expense)/benefit arising from equity-settled share-based payment transactions	(1,172,164)	(861,973)	72,471

The benefit of $72,471 arising from share-based payment transactions in fiscal 2016 resulted from the reversal of prior year expenses arising from share-based payment transactions previously recognised in fiscal 2015 due to: (1) the forfeiture of certain unvested performance rights previously granted to employees and contractors of the Group; and (2) the determination by Directors that the remaining performance rights previously granted to employees and contractors are considered unlikely to ever ultimately vest.

(b)	Summary of Options and Performance Rights granted as share-based payments

The following table illustrates the number and weighted average exercise prices (“WAEP”) of Incentive options and Performance Rights granted as share-based payments at the beginning and end of the financial year:
	2018 Number	2018 WAEP		2017 Number	2017 WAEP		2016 Number	2016 WAEP
Outstanding at beginning of year	58,650,000	$	A0.10	4,400,000		—	10,400,000	—
Granted during the year	28,650,000	$	A0.17	56,450,000	$	A0.10	—	—
Lapsed during the year	(1,100,000)		—	(2,200,000)		—	(6,000,000)	—
Exercised during the year	(5,000,000)	$	A0.05	—		—	—	—
Outstanding at end of year	81,200,000	$	A0.13	58,650,000	$	A0.10	4,400,000	—

Note: The above number of options granted and outstanding at year end includes 700,000 options and 100,000 performance rights which were not issued until July 13, 2018.

The following Incentive Options and Performance Rights were granted as share-based payments during the past three years:
Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Fair Value A$
Series 1	Options	19,000,000	27-Sep-16	31-Dec-19	$0.05	$0.0360
Series 2	Options	13,000,000	27-Sep-16	31-Dec-19	$0.10	$0.0270
Series 3	Options	13,000,000	27-Sep-16	31-Dec-19	$0.15	$0.0220
Series 4	Options	1,000,000	9-Dec-16	31-Dec-19	$0.08	$0.0410
Series 5	Options	3,500,000	9-Dec-16	31-Dec-19	$0.10	$0.0370
Series 6	Options	3,500,000	9-Dec-16	31-Dec-19	$0.15	$0.0300
Series 7	Options	1,150,000	1-May-17	30-Jun-20	$0.15	$0.0400
Series 8	Options	1,150,000	1-May-17	30-Jun-20	$0.20	$0.0340
Series 9	Options	1,150,000	1-May-17	30-Jun-20	$0.25	$0.0300
Series 10	Options	6,000,000	10-Jul-17	10-Jul-20	$0.10	$0.0480
Series 11	Options	6,000,000	10-Jul-17	10-Jan-21	$0.12	$0.0470
Series 12	Options	6,000,000	10-Jul-17	10-Jul-21	$0.16	$0.0460
Series 13	Options	6,000,000	10-Jul-17	10-Jul-22	$0.24	$0.0450

Series	Security Type	Number	Grant Date	Expiry Date	Exercise Price A$	Fair Value A$
Series 14	Options	150,000	13-Oct-17	30-Jun-20	$0.15	$0.1030
Series 15	Options	150,000	13-Oct-17	30-Jun-20	$0.20	$0.0910
Series 16	Options	150,000	13-Oct-17	30-Jun-20	$0.25	$0.0810
Series 17	Options	1,050,000	1-Jan-18	30-Jun-20	$0.25	$0.0910
Series 18	Options	1,050,000	1-Jan-18	31-Dec-20	$0.35	$0.0850
Series 19	Rights	150,000	1-Jan-18	31-Dec-18	$Nil	$0.1900
Series 20	Rights	150,000	1-Jan-18	31-Dec-19	$Nil	$0.1900
Series 21	Options	100,000	26-Feb-18	30-Jun-20	$0.25	$0.0680
Series 22	Options	100,000	26-Feb-18	31-Dec-20	$0.35	$0.0630
Series 23	Options	100,000	12-Mar-18	30-Jun-20	$0.25	$0.0600
Series 24	Options	100,000	12-Mar-18	31-Dec-20	$0.35	$0.0560
Series 25	Options	500,000	7-May-18	30-Jun-20	$0.25	$0.0550
Series 26	Options	500,000	7-May-18	31-Dec-20	$0.35	$0.0510
Series 27	Rights	50,000	29-May-18	31-Dec-18	$Nil	$0.1790
Series 28	Rights	50,000	29-May-18	31-Dec-19	$Nil	$0.1790
Series 29	Options	150,000	15-Jun-18	30-Jun-20	$0.25	$0.0810
Series 30	Options	150,000	15-Jun-18	31-Dec-20	$0.35	$0.0750

(c)	Weighted Average Remaining Contractual Life

At June 30, 2018, the weighted average remaining contractual life of Incentive Options and Performance Rights on issue that had been granted as share-based payments was 1.96 years (2017: 2.5 years) (2016: 1.4 years).

(d)	Range of Exercise Prices

At June 30, 2018, the range of exercise prices of Incentive Options on issue that had been granted as share-based payments was A$0.05 to A$0.35 (2017: A$0.05 to A$0.25) (2016: nil).

(e)	Weighted Average Share Price of Exercised Options

For Incentive Options exercised during the year ended June 30, 2018, the weighted average share price at the date of exercise was A$0.175.

(f)	Weighted Average Fair Value

The weighted average fair value of Incentive Options and Performance Rights granted as share-based payments by the Group during the year ended June 30, 2018 was A$0.05 (2017: A$0.03) (2016: nil).

(g)	Option and Rights Pricing Models

The fair value of Incentive Options granted is estimated as at the date of grant using the Black Scholes option valuation model taking into account the terms and conditions upon which the Incentive Options were granted. The fair value of Performance Rights granted is estimated as at the date of grant based on the underlying share price (being the seven-day volume weighted average share price prior to issuance).

The tables below list the inputs to the valuation model used for share options and performance rights granted by the Group during the last three years:
	2018 Incentive Options	2018 Performance Rights	2017 Incentive Options	2017 Performance Rights	2016 Incentive Options	2016 Performance Rights
Fair value at grant date (weighted average)	A$0.051	A$0.187	A$0.030	—	—	—
Share price at grant date (weighted average)	A$0.104	A$0.187	A$0.064	—	—	—
Exercise price (weighted average)	A$0.175	—	A$0.104	—	—	—
Expected life of options/ rights (weighted average)[1]	3.69 years	1.40 years	3.23 years	—	—	—
Risk-free interest rate (weighted average)	2.11%	—	1.67%	—	—	—
Expected volatility[2]	85.00%	—	85.00%	—	—	—
Expected dividend yield[3]	—	—	—	—	—	—

Notes:
1	The expected life is based on the expiry date of the options or rights.
2	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
3	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.